OPERATING SEGMENT INFORMATION - Segment Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total Assets	€ 4,661	€ 4,941
Deferred income tax assets	252	271
Cash and cash equivalents	202	166	€ 147	€ 439
Assets of disposal group classified as held for sale	0	14
Segment revenue
Disclosure of operating segments [line items]
Total Assets	4,175	4,451
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Total Assets	2,102	2,187
Segment revenue | A&T
Disclosure of operating segments [line items]
Total Assets	1,087	1,081
Segment revenue | AS&I
Disclosure of operating segments [line items]
Total Assets	673	727
Segment revenue | H&C
Disclosure of operating segments [line items]
Total Assets	313	456
Unallocated
Disclosure of operating segments [line items]
Deferred income tax assets	252	271
Cash and cash equivalents	202	166
Other financial assets	32	39
Assets of disposal group classified as held for sale	€ 0	€ 14